Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Derivatives
Schedule of foreign currency swaps

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Foreign currency swaps EUR - NIS (in EUR)	—	847
Foreign currency swaps EUR - NIS (in NIS)	—	3,500
Foreign currency swaps NIS - EUR (in EUR)	1,210	3,334
Foreign currency swaps NIS - EUR (in NIS)	5,000	14,000
Foreign currency swaps EUR - USD (in EUR)	4,000	18,000
Foreign currency swaps EUR - USD (in USD)	4,356	19,787

Schedule of fair value hierarchy hedging instruments

	As at June 30, 2024
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency swaps	—	29	—	29
Financial liabilities
Foreign currency swaps	—	64	—	64

Schedule of change in balance of financial assets and financial liabilities

(in EUR 000)	2024	2023
Opening value at January 1	343	1
Fair value adjustments	(314)	(1)
Closing value at June 30	29	—

(in EUR 000)	2024	2023
Opening value at January 1	90	10
Fair value adjustments	(26)	417
Closing value at June 30	64	427